Common shares - Summary of future stock compensation expense (Details) - Restricted Stock $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2022 through December 31, 2022	$ 9,722
For the year ending December 31, 2023	13,901
For the year ending December 31, 2024	8,132
For the year ending December 31, 2025	3,427
For the year ending December 31, 2026	1,095
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Expected Expense In Year Five, Share-Based Awards Other Than Options
Total expected stock compensation expense	36,277
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2022 through December 31, 2022	8,761
For the year ending December 31, 2023	13,198
For the year ending December 31, 2024	7,910
For the year ending December 31, 2025	3,427
For the year ending December 31, 2026	1,095
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Expected Expense In Year Five, Share-Based Awards Other Than Options
Total expected stock compensation expense	34,391
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2022 through December 31, 2022	961
For the year ending December 31, 2023	703
For the year ending December 31, 2024	222
For the year ending December 31, 2025	0
For the year ending December 31, 2026	0
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Expected Expense In Year Five, Share-Based Awards Other Than Options
Total expected stock compensation expense	$ 1,886